Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 28,330	¥ 28,182	¥ 27,612
Reversal of uncertain tax positions over 10 years	(7,997)
Increase related to current year tax positions		148	570
Balance as of December 31,	¥ 20,333	¥ 28,330	¥ 28,182